Operations (Details 1) - Cetrel R$ in Thousands	Sep. 30, 2017 BRL (R$)
Current and non-current assets
Cash and cash equivalents	R$ 1,819
Financial investments	35,186
Trade accounts receivable	55,055
Inventories	8,152
Deferred income tax and social contribution	106,760
Property, plant and equipment	287,905
Intangible assets	52,556
Other assets	25,852
Total Assets	573,285
Current and non-current liabilities
Trade payables	16,019
Borrowings	18,485
Debentures	317,960
Other liabilities	29,787
Total Liabilities	382,251
Net assets (assets (-) liabilities)	R$ 191,034